Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (1,328)	£ (855)	£ 246
Actuarial losses/(gains) arising from changes in demographic assumptions	34	42	(56)
Actuarial (gains)/losses arising from experience adjustments	(141)	(42)	15
Actuarial losses/(gains) arising from changes in financial assumptions	1,940	1,377	(675)
Pension remeasurement	£ 505	£ 522	£ (470)